Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000256459 [Member] | Repurchase Agreements Fully Collateralized by U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%	[1]
C000256459 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.10%	[1]
C000256460 [Member] | Repurchase Agreements Fully Collateralized by U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%	[2]
C000256460 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.10%	[2]
C000256472 [Member] | Other States [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%	[3]
C000256472 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	4.40%	[3]
C000256472 [Member] | ALABAMA
Holdings [Line Items]
Percent of Total Investments	4.50%	[3]
C000256472 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	8.80%	[3]
C000256472 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	7.70%	[3]
C000256472 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Total Investments	6.00%	[3]
C000256472 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	9.40%	[3]
C000256472 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	6.20%	[3]
C000256472 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	10.40%	[3]
C000256472 [Member] | UTAH
Holdings [Line Items]
Percent of Total Investments	4.10%	[3]
C000256472 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Total Investments	5.10%	[3]
C000256470 [Member] | Other States [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%	[4]
C000256470 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	4.40%	[4]
C000256470 [Member] | ALABAMA
Holdings [Line Items]
Percent of Total Investments	4.50%	[4]
C000256470 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	8.80%	[4]
C000256470 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	7.70%	[4]
C000256470 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Total Investments	6.00%	[4]
C000256470 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	9.40%	[4]
C000256470 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	6.20%	[4]
C000256470 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	10.40%	[4]
C000256470 [Member] | UTAH
Holdings [Line Items]
Percent of Total Investments	4.10%	[4]
C000256470 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Total Investments	5.10%	[4]
C000256471 [Member] | Other States [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%	[5]
C000256471 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	4.40%	[5]
C000256471 [Member] | ALABAMA
Holdings [Line Items]
Percent of Total Investments	4.50%	[5]
C000256471 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	8.80%	[5]
C000256471 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	7.70%	[5]
C000256471 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Total Investments	6.00%	[5]
C000256471 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	9.40%	[5]
C000256471 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	6.20%	[5]
C000256471 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	10.40%	[5]
C000256471 [Member] | UTAH
Holdings [Line Items]
Percent of Total Investments	4.10%	[5]
C000256471 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Total Investments	5.10%	[5]
C000256517 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[6]
C000256517 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[6]
C000256517 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%	[6]
C000256517 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[6]
C000256517 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[6]
C000256517 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[6]
C000256517 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[6]
C000256517 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[6]
C000256517 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[6]
C000256517 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[6]
C000256515 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[7]
C000256515 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[7]
C000256515 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%	[7]
C000256515 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[7]
C000256515 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[7]
C000256515 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[7]
C000256515 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[7]
C000256515 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[7]
C000256515 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[7]
C000256515 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[7]
C000256516 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[8]
C000256516 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[8]
C000256516 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%	[8]
C000256516 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[8]
C000256516 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[8]
C000256516 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[8]
C000256516 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[8]
C000256516 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[8]
C000256516 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[8]
C000256516 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[8]
C000256518 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[9]
C000256518 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[9]
C000256518 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%	[9]
C000256518 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[9]
C000256518 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[9]
C000256518 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[9]
C000256518 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[9]
C000256518 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[9]
C000256518 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[9]
C000256518 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[9]
C000256514 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[10]
C000256514 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[10]
C000256514 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%	[10]
C000256514 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[10]
C000256514 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[10]
C000256514 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[10]
C000256514 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[10]
C000256514 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[10]
C000256514 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[10]
C000256514 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[10]
C000256520 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[11]
C000256520 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[11]
C000256520 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%	[11]
C000256520 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[11]
C000256520 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[11]
C000256520 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[11]
C000256520 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[11]
C000256520 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[11]
C000256520 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[11]
C000256520 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[11]
C000256522 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[12]
C000256522 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[12]
C000256522 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%	[12]
C000256522 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[12]
C000256522 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[12]
C000256522 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[12]
C000256522 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[12]
C000256522 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[12]
C000256522 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[12]
C000256522 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[12]
C000256521 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[13]
C000256521 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[13]
C000256521 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%	[13]
C000256521 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[13]
C000256521 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[13]
C000256521 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[13]
C000256521 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[13]
C000256521 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[13]
C000256521 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[13]
C000256521 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[13]
C000256519 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[14]
C000256519 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[14]
C000256519 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%	[14]
C000256519 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[14]
C000256519 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[14]
C000256519 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[14]
C000256519 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[14]
C000256519 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[14]
C000256519 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[14]
C000256519 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[14]

[1]	As a percentage of total investments.
[2]	As a percentage of total investments.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[6]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[7]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[8]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[9]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[10]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[11]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[12]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[13]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[14]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.